                                                       -------------------------
                                                             OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08697

                         AIM Special Opportunities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/07

Item 1.  Schedule of Investments.

                            AIM Opportunities I Fund
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              OPP1-QTR-1 1/07             A I M Advisors, Inc.

AIM Opportunities I Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-128.62%

AEROSPACE & DEFENSE-3.20%
General Dynamics Corp. (a)                                 31,534   $  2,464,382
Lockheed Martin Corp.                                      25,513      2,479,608
Orbital Sciences Corp. (b)                                 24,810        423,259
--------------------------------------------------------------------------------
                                                                       5,367,249
--------------------------------------------------------------------------------
AIRLINES-1.15%
AMR Corp. (b)                                               9,990        370,129
Continental Airlines, Inc.-Class B (b)                     28,669      1,189,477
US Airways Group, Inc. (b)                                  6,461        361,687
--------------------------------------------------------------------------------
                                                                       1,921,293
--------------------------------------------------------------------------------
APPAREL RETAIL-4.28%
American Eagle Outfitters, Inc.                            34,045      1,102,377
AnnTaylor Stores Corp. (a)(b)                              26,740        922,530
Casual Male Retail Group Inc. (b)                          14,875        185,640
Cato Corp. (The) -Class A                                  67,236      1,517,517
Charlotte Russe Holding Inc. (b)                           43,000      1,313,650
Gymboree Corp. (The) (a)(b)                                31,449      1,361,427
Men's Wearhouse, Inc. (The)                                 9,696        416,346
Shoe Carnival, Inc. (b)                                    11,402        362,926
--------------------------------------------------------------------------------
                                                                       7,182,413
--------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.27%
Kellwood Co.                                               38,296      1,256,109
Phillips-Van Heusen Corp.                                  15,953        879,808
--------------------------------------------------------------------------------
                                                                       2,135,917
--------------------------------------------------------------------------------
APPLICATION SOFTWARE-3.92%
American Software, Inc. -Class A                           47,605        335,139
Ansoft Corp. (b)                                           24,797        692,828
Blackbaud, Inc.                                            42,125      1,009,737
FactSet Research Systems Inc. (a)                          49,790      2,891,803
Intervoice, Inc. (b)                                       67,200        440,832
Mentor Graphics Corp. (b)                                  18,517        344,416
Parametric Technology Corp. (b)                            29,201        578,764
Sonic Solutions (b)                                        15,368        282,003
--------------------------------------------------------------------------------
                                                                       6,575,522
--------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS-1.03%
Patriot Capital Funding Inc.                               95,728      1,373,697
SEI Investments Co.                                           203         12,653
U.S. Global Investors, Inc. -Class A (b)                    7,759        336,663
--------------------------------------------------------------------------------
                                                                       1,723,013
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.17%
Tenneco Inc. (b)                                           12,566   $    292,160
--------------------------------------------------------------------------------
AUTOMOTIVE RETAIL-0.88%
Asbury Automotive Group Inc.                               35,721        873,735
Midas, Inc. (b)                                            11,025        249,496
Sonic Automotive, Inc. -Class A                            11,082        347,421
--------------------------------------------------------------------------------
                                                                       1,470,652
--------------------------------------------------------------------------------
BIOTECHNOLOGY-0.14%
Enzon Pharmaceuticals, Inc. (b)                            25,633        228,646
--------------------------------------------------------------------------------
BUILDING PRODUCTS-0.16%
Ameron International Corp.                                  3,238        261,209
--------------------------------------------------------------------------------
CASINOS & GAMING-0.90%
Churchill Downs Inc.                                        9,028        377,280
Dover Downs Gaming & Entertainment, Inc.                   32,424        424,430
WMS Industries Inc. (b)                                    17,950        711,897
--------------------------------------------------------------------------------
                                                                       1,513,607
--------------------------------------------------------------------------------
CATALOG RETAIL-1.23%
Blair Corp. (a)                                            49,073      2,059,103
--------------------------------------------------------------------------------
COMMERCIAL PRINTING-1.86%
Consolidated Graphics, Inc. (b)                            15,309        949,158
Ennis Inc.                                                 86,328      2,174,602
--------------------------------------------------------------------------------
                                                                       3,123,760
--------------------------------------------------------------------------------
COMMODITY CHEMICALS-3.00%
Celanese Corp. -Series A                                   35,766        938,858
Lyondell Chemical Co.                                      73,525      2,324,860
Westlake Chemical Corp. (a)                                53,293      1,768,262
--------------------------------------------------------------------------------
                                                                       5,031,980
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-3.10%
Arris Group Inc. (b)                                       24,880        353,794
Cisco Systems, Inc. (b)                                     7,134        189,693
CommScope, Inc. (a)(b)                                      6,729        217,414
Digi International Inc. (b)                                14,829        184,176
Ditech Networks, Inc. (b)                                  57,300        410,841
EMS Technologies, Inc. (a)(b)                              74,381      1,541,174
Inter-Tel, Inc.                                            17,510        396,251
Polycom, Inc. (b)                                          15,941        535,936
Radyne Corp. (b)                                           26,956        281,960
Symmetricom, Inc. (b)                                      26,126        223,116
UTStarcom, Inc. (b)                                        72,307        638,471
ViaSat, Inc. (b)                                            6,847        225,746
--------------------------------------------------------------------------------
                                                                       5,198,572
--------------------------------------------------------------------------------

AIM Opportunities I Fund

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
COMPUTER HARDWARE-0.88%
Apple, Inc. (b)                                             4,043   $    346,606
Hewlett-Packard Co.                                        20,658        894,078
International Business Machines Corp.                       2,403        238,258
--------------------------------------------------------------------------------
                                                                       1,478,942
--------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-1.85%
Komag, Inc. (a)(b)                                         32,728      1,116,679
Lexmark International, Inc. -Class A (b)                   19,134      1,206,016
Rimage Corp. (b)                                           31,859        771,944
--------------------------------------------------------------------------------
                                                                       3,094,639
--------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.87%
Cummins Inc. (a)                                           17,048      2,293,979
Freightcar America Inc.                                    10,661        619,511
PACCAR Inc.                                                25,363      1,696,024
Wabtec Corp.                                                6,328        202,622
--------------------------------------------------------------------------------
                                                                       4,812,136
--------------------------------------------------------------------------------
CONSUMER ELECTRONICS-0.63%
Garmin Ltd.                                                21,178      1,063,559
--------------------------------------------------------------------------------
CONSUMER FINANCE-0.49%
ASTA Funding, Inc.                                          8,901        286,790
Rewards Network Inc. (b)                                   82,329        535,962
--------------------------------------------------------------------------------
                                                                         822,752
--------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-2.62%
CSG Systems International, Inc. (b)                        36,704        920,536
infoUSA Inc.                                               30,592        367,410
Paychex, Inc.                                              59,576      2,383,636
Total System Services, Inc.                                23,486        725,717
--------------------------------------------------------------------------------
                                                                       4,397,299
--------------------------------------------------------------------------------
DEPARTMENT STORES-1.90%
J.C. Penney Co., Inc.                                      11,551        938,403
Kohl's Corp. (b)                                           27,117      1,922,866
Sears Holdings Corp. (b)                                    1,864        329,276
--------------------------------------------------------------------------------
                                                                       3,190,545
--------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-1.04%
Dow Chemical Co. (The)                                     10,464        434,674
Eastman Chemical Co. (a)                                   11,721        686,382
FMC Corp.                                                   7,974        620,776
--------------------------------------------------------------------------------
                                                                       1,741,832
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.25%
AMREP Corp. (a)                                            20,491      2,093,156
--------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-0.29%
AMCOL International Corp.                                  16,203        487,062
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.82%
Allegheny Energy, Inc. (a)(b)                              22,960      1,068,099
Cleco Corp.                                                64,020      1,635,071
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)
IDACORP, Inc.                                               9,255   $    341,972
--------------------------------------------------------------------------------
                                                                       3,045,142
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.25%
PAR Technology Corp. (a)(b)                                44,496        422,712
--------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES-0.55%
Central Parking Corp.                                      28,444        566,604
Standard Parking Corp. (b)                                  9,499        361,722
--------------------------------------------------------------------------------
                                                                         928,326
--------------------------------------------------------------------------------
FOOD DISTRIBUTORS-0.24%
Spartan Stores, Inc.                                       16,798        397,441
--------------------------------------------------------------------------------
FOOTWEAR-1.12%
Deckers Outdoor Corp. (b)                                  23,746      1,384,629
Skechers U.S.A., Inc. -Class A (b)                         13,737        486,840
--------------------------------------------------------------------------------
                                                                       1,871,469
--------------------------------------------------------------------------------
GAS UTILITIES-1.54%
Energen Corp. (a)                                          55,620      2,574,094
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-5.82%
Abaxis, Inc. (b)                                           21,212        458,179
Biosite Inc. (b)                                           13,593        732,391
Cholestech Corp. (b)                                       12,610        212,226
Cutera, Inc. (b)                                           13,890        396,560
IDEXX Laboratories, Inc. (b)                                5,507        472,556
Kensey Nash Corp. (b)                                       8,910        282,269
Mentor Corp.                                               50,261      2,562,808
Meridian Bioscience, Inc.                                  34,527      1,023,726
Palomar Medical Technologies, Inc. (a)(b)                  14,978        745,305
SurModics, Inc. (b)                                        25,273        908,817
Zoll Medical Corp. (b)                                     31,439      1,971,854
--------------------------------------------------------------------------------
                                                                       9,766,691
--------------------------------------------------------------------------------
HEALTH CARE SERVICES-1.22%
Laboratory Corp. of America Holdings (b)                   27,862      2,046,185
--------------------------------------------------------------------------------
HEALTH CARE SUPPLIES-0.51%
ICU Medical, Inc. (b)                                      11,754        463,695
Immucor, Inc. (b)                                          12,501        394,282
--------------------------------------------------------------------------------
                                                                         857,977
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.45%
Computer Programs and Systems, Inc. (a)                    14,822        470,599
IMS Health Inc.                                             9,568        276,132
--------------------------------------------------------------------------------
                                                                         746,731
--------------------------------------------------------------------------------
HOME FURNISHINGS-1.13%
Tempur-Pedic International Inc. (b)                        79,602      1,894,528
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities I Fund

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
HOMEBUILDING-0.11%
Cavco Industries, Inc. (a)(b)                               5,673   $    183,635
--------------------------------------------------------------------------------
HOMEFURNISHING RETAIL-0.55%
Haverty Furniture Cos., Inc.                               23,628        361,745
Select Comfort Corp. (b)                                   30,094        554,933
--------------------------------------------------------------------------------
                                                                         916,678
--------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-2.31%
Ambassadors Group, Inc. (a)                                67,770      1,899,593
Ambassadors International, Inc.                            37,359      1,622,501
Marcus Corp. (The)                                         14,760        352,912
--------------------------------------------------------------------------------
                                                                       3,875,006
--------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.16%
Korn/Ferry International (b)                               11,055        263,993
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.35%
AES Corp. (The) (b)                                        15,263        317,318
TXU Corp.                                                  35,954      1,944,392
--------------------------------------------------------------------------------
                                                                       2,261,710
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-1.22%
3M Co.                                                     27,627      2,052,686
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-4.26%
Eaton Corp. (a)                                            25,949      2,033,104
Gardner Denver Inc. (b)                                    28,080      1,082,484
Ingersoll-Rand Co. Ltd. -Class A                           23,603      1,012,097
Mueller Industries, Inc.                                   25,685        836,560
Nordson Corp. (a)                                          35,870      1,855,196
Timken Co. (The)                                           11,516        329,473
--------------------------------------------------------------------------------
                                                                       7,148,914
--------------------------------------------------------------------------------
INTEGRATED OIL & GAS-1.52%
NGP Capital Resources Co.                                 159,460      2,556,144
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-2.31%
Alaska Communications Systems Group Inc.                   58,184        940,253
CenturyTel, Inc. (a)                                       39,454      1,769,117
Cincinnati Bell Inc. (b)                                  146,625        712,598
CT Communications, Inc.                                    18,564        453,519
--------------------------------------------------------------------------------
                                                                       3,875,487
--------------------------------------------------------------------------------
INTERNET RETAIL-1.37%
Blue Nile, Inc. (b)                                        21,433        793,235
Expedia, Inc. (b)                                          36,069        773,680
FTD Group, Inc. (b)                                        39,554        730,167
--------------------------------------------------------------------------------
                                                                       2,297,082
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-1.90%
Greenfield Online, Inc. (b)                                30,515        439,416
Knot, Inc. (The) (b)                                       11,588        349,610
RealNetworks, Inc. (b)                                    107,444      1,146,427
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)
TheStreet.com, Inc.                                        25,762   $    255,044
Travelzoo Inc. (b)                                          7,110        217,282
United Online, Inc. (a)                                    55,305        776,482
--------------------------------------------------------------------------------
                                                                       3,184,261
--------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-0.62%
Lehman Brothers Holdings Inc.                              12,686      1,043,297
--------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-1.63%
Accenture Ltd. -Class A                                    40,682      1,535,745
Covansys Corp. (b)                                         39,517        891,899
Sykes Enterprises, Inc. (b)                                20,497        299,461
--------------------------------------------------------------------------------
                                                                       2,727,105
--------------------------------------------------------------------------------
LEISURE PRODUCTS-0.73%
JAKKS Pacific, Inc. (b)                                    17,035        345,300
Marvel Entertainment, Inc. (b)                             31,409        876,939
--------------------------------------------------------------------------------
                                                                       1,222,239
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.60%
Molecular Devices Corp. (b)                                 9,125        321,018
Pharmanet Development Group, Inc. (b)                      34,525        685,321
--------------------------------------------------------------------------------
                                                                       1,006,339
--------------------------------------------------------------------------------
MANAGED HEALTH CARE-4.73%
Aetna Inc.                                                 24,183      1,019,555
AMERIGROUP Corp. (a)(b)                                    40,863      1,481,692
Healthspring, Inc. (b)                                     11,000        216,370
Humana Inc. (b)                                            14,944        829,392
Molina Healthcare Inc. (b)                                 28,679        884,174
UnitedHealth Group Inc.                                    43,265      2,261,029
WellCare Health Plans Inc. (b)                             16,053      1,243,787
--------------------------------------------------------------------------------
                                                                       7,935,999
--------------------------------------------------------------------------------
MARINE-2.45%
Genco Shipping & Trading Ltd. (United Kingdom)             46,730      1,426,667
Overseas Shipholding Group, Inc.                           43,243      2,686,687
--------------------------------------------------------------------------------
                                                                       4,113,354
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-0.30%
World Wrestling Entertainment, Inc.                        31,478        506,166
--------------------------------------------------------------------------------
MULTI-UTILITIES-0.94%
OGE Energy Corp.                                           40,841      1,581,364
--------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES-0.95%
IKON Office Solutions, Inc.                               106,549      1,587,580
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-1.55%
Tidewater Inc.                                             37,242      1,920,570
Trico Marine Services, Inc. (b)                            21,010        683,455
--------------------------------------------------------------------------------
                                                                       2,604,025
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities I Fund

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-1.73%
Arena Resources, Inc. (b)                                  35,012   $  1,491,861
Exploration Co. of Delaware (The) (b)                      26,410        317,977
Swift Energy Co. (b)                                        6,315        280,007
VAALCO Energy, Inc. (b)                                   124,557        810,866
--------------------------------------------------------------------------------
                                                                       2,900,711
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-1.39%
Copano Energy LLC                                          13,221        847,995
OMI Corp.                                                  67,575      1,490,704
--------------------------------------------------------------------------------
                                                                       2,338,699
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-1.71%
Imperial Sugar Co.                                         34,927      1,087,976
Seaboard Corp.                                                924      1,780,548
--------------------------------------------------------------------------------
                                                                       2,868,524
--------------------------------------------------------------------------------
PERSONAL PRODUCTS-0.26%
NBTY, Inc. (b)                                              8,514        441,451
--------------------------------------------------------------------------------
PHARMACEUTICALS-2.04%
Bradley Pharmaceuticals, Inc. (b)                          48,903        983,439
Merck & Co. Inc.                                           19,273        862,467
Pain Therapeutics, Inc. (b)                                41,581        374,645
Sciele Pharma, Inc. (b)                                    23,318        553,802
SuperGen, Inc. (b)                                         36,052        185,668
ViroPharma Inc. (b)                                        27,166        462,637
--------------------------------------------------------------------------------
                                                                       3,422,658
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-7.70%
Donegal Group Inc. -Class A                                47,126        893,980
EMC Insurance Group, Inc.                                  10,585        355,973
FPIC Insurance Group, Inc. (a)(b)                          44,021      1,932,082
Harleysville Group Inc. (a)                                85,112      2,893,808
Meadowbrook Insurance Group, Inc. (b)                      61,742        619,890
Safety Insurance Group, Inc. (a)                           85,502      4,175,918
United America Indemnity, Ltd.- Class A (b)                17,033        410,836
Zenith National Insurance Corp.                            35,578      1,625,914
--------------------------------------------------------------------------------
                                                                      12,908,401
--------------------------------------------------------------------------------
PUBLISHING-1.36%
McGraw-Hill Cos., Inc. (The)                               34,077      2,285,885
--------------------------------------------------------------------------------
REGIONAL BANKS-0.95%
Community Trust Bancorp, Inc.                              20,184        789,195
Farmers Capital Bank Corp.                                  7,207        243,164
Virginia Financial Group, Inc.                             20,878        556,816
--------------------------------------------------------------------------------
                                                                       1,589,175
--------------------------------------------------------------------------------
REINSURANCE-1.50%
IPC Holdings, Ltd.                                         85,354      2,513,675
--------------------------------------------------------------------------------
RESTAURANTS-0.68%
Buffalo Wild Wings Inc. (b)                                 4,646        236,389
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
RESTAURANTS-(CONTINUED)
Famous Dave's of America, Inc. (b)                         24,366   $    438,344
Papa John's International, Inc. (b)                        11,401        314,896
Red Robin Gourmet Burgers Inc. (b)                          3,995        142,821
--------------------------------------------------------------------------------
                                                                       1,132,450
--------------------------------------------------------------------------------
RETAIL REIT'S-0.18%
Getty Realty Corp.                                          9,825        306,049
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-0.21%
Teradyne, Inc. (b)                                         23,395        348,585
--------------------------------------------------------------------------------
SEMICONDUCTORS-0.57%
Hittite Microwave Corp. (b)                                 5,956        207,150
National Semiconductor Corp.                               16,755        387,543
ON Semiconductor Corp. (b)                                 42,509        355,375
--------------------------------------------------------------------------------
                                                                         950,068
--------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES-0.16%
Sotheby's                                                   7,024        260,450
--------------------------------------------------------------------------------
SPECIALIZED FINANCE-2.98%
CIT Group, Inc. (a)                                        25,912      1,527,772
Medallion Financial Corp.                                  85,217        962,100
Moody's Corp.                                              34,977      2,502,954
--------------------------------------------------------------------------------
                                                                       4,992,826
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS-0.48%
OM Group, Inc. (b)                                         16,302        796,516
--------------------------------------------------------------------------------
SPECIALTY STORES-0.00%
Big 5 Sporting Goods Corp.                                    100          2,429
--------------------------------------------------------------------------------
STEEL-4.10%
Chaparral Steel Co. (a)                                    16,308        836,274
Commercial Metals Co. (a)                                  73,082      1,981,253
Great Northern Iron Ore Properties (a)                     15,836      1,904,279
Mesabi Trust                                               84,848      2,149,200
--------------------------------------------------------------------------------
                                                                       6,871,006
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE-0.21%
BMC Software, Inc. (b)                                     10,181        350,125
--------------------------------------------------------------------------------
TECHNOLOGY DISTRIBUTORS-0.30%
SYNNEX Corp. (b)                                           26,484        508,493
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-9.75%
Beverly Hills Bancorp Inc.                                102,451        804,240
Camco Financial Corp.                                      18,155        223,307
Corus Bankshares, Inc. (a)                                153,510      3,269,763
Downey Financial Corp.                                     48,786      3,490,150
FirstFed Financial Corp. (a)(b)                            85,872      5,920,874
PMI Group, Inc. (The)                                       5,804        277,547
Triad Guaranty Inc. (b)                                    46,085      2,373,378
--------------------------------------------------------------------------------
                                                                      16,359,259
--------------------------------------------------------------------------------
TOBACCO-1.51%
Reynolds American Inc.                                     27,088      1,747,176
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities I Fund

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
TOBACCO-(CONTINUED)
UST Inc.                                                   13,774   $    791,179
--------------------------------------------------------------------------------
                                                                       2,538,355
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.54%
United Rentals, Inc. (b)                                   35,337        909,928
--------------------------------------------------------------------------------
TRUCKING-1.62%
Con-way Inc. (a)                                           54,782      2,724,857
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.37%
USA Mobility, Inc.                                         30,953        628,346
--------------------------------------------------------------------------------
  Total Common Stocks & Other Equity Interests
    (Cost $188,238,241)                                              215,710,299
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.91%
Liquid Assets Portfolio -Institutional
  Class (c)                                               761,806        761,806
Premier Portfolio -Institutional Class (c)                761,806        761,806
================================================================================
  Total Money Market Funds
    (Cost $1,523,612)                                                  1,523,612
================================================================================
TOTAL INVESTMENTS-129.53%
  (Cost $189,761,853)                                                217,233,911
================================================================================
OTHER ASSETS LESS LIABILITIES-(29.53)%                               (49,521,788)
================================================================================
NET ASSETS-100.00%                                                  $167,712,123
================================================================================

SECURITIES SOLD SHORT

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-26.29%

AEROSPACE & DEFENSE-1.03%
DRS Technologies, Inc.                                     18,300   $  1,013,820
L-3 Communications Holdings, Inc.                           8,600        708,124
--------------------------------------------------------------------------------
                                                                       1,721,944
--------------------------------------------------------------------------------
APPLICATION SOFTWARE-0.43%
eSPEED, Inc. -Class A                                      91,200        729,600
--------------------------------------------------------------------------------
AUTOMOBILE MANUFACTURERS-0.49%
Ford Motor Co.                                            100,700        818,691
--------------------------------------------------------------------------------
AUTOMOTIVE RETAIL-0.54%
Lithia Motors, Inc. -Class A                               31,500        905,310
--------------------------------------------------------------------------------
BIOTECHNOLOGY-0.54%
Vertex Pharmaceuticals Inc.                                25,500        901,425
--------------------------------------------------------------------------------
CATALOG RETAIL-0.34%
ValueVision Media, Inc. -Class A                           46,800        573,768
--------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-0.24%
SanDisk Corp.                                              10,000        402,000
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-1.29%
Fluor Corp.                                                26,200      2,164,120
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE-1.42%
American Express Co.                                        9,200   $    535,624
SLM Corp.                                                  40,100      1,842,996
--------------------------------------------------------------------------------
                                                                       2,378,620
--------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-0.82%
First Data Corp.                                           55,600      1,382,216
--------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-0.88%
Cabot Corp.                                                32,900      1,471,946
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.46%
First Advantage Corp. -Class A                             34,086        770,343
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.68%
Reliant Energy Inc.                                        76,249      1,134,585
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.37%
Cogent Inc.                                                59,500        627,725
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-2.02%
Owens & Minor, Inc.                                        29,400        983,430
Patterson Cos. Inc.                                        64,100      2,410,801
--------------------------------------------------------------------------------
                                                                       3,394,231
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-1.64%
Conceptus Inc.                                             42,100        976,299
Conor Medsystems, Inc.                                     44,400      1,474,968
Stereotaxis Inc.                                           28,500        292,980
--------------------------------------------------------------------------------
                                                                       2,744,247
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES-1.75%
Community Health Systems Inc.                              14,200        507,650
Health Management Associates, Inc. -Class A                63,100      1,227,295
Tenet Healthcare Corp.                                    170,200      1,201,612
--------------------------------------------------------------------------------
                                                                       2,936,557
--------------------------------------------------------------------------------
HEALTH CARE SERVICES-0.74%
DaVita, Inc.                                               22,700      1,239,420
--------------------------------------------------------------------------------
HOMEBUILDING-2.96%
D.R. Horton, Inc.                                          19,900        578,294
Lennar Corp. -Class A                                      17,500        951,650
Levitt Corp. -Class A                                      69,800        988,368
M/I Homes, Inc.                                            31,200      1,125,696
Pulte Homes, Inc.                                          38,700      1,328,958
--------------------------------------------------------------------------------
                                                                       4,972,966
--------------------------------------------------------------------------------
HOMEFURNISHING RETAIL-0.50%
Cost Plus, Inc.                                            81,400        838,420
--------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-0.90%
Unisys Corp.                                              174,700      1,505,914
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities I Fund

                                                           SHARES       VALUE
--------------------------------------------------------------------------------
LEISURE PRODUCTS-0.35%
MarineMax, Inc.                                            24,000   $    579,840
--------------------------------------------------------------------------------
MULTI-SECTOR HOLDINGS-1.00%
PICO Holdings, Inc.                                        39,000      1,677,000
--------------------------------------------------------------------------------
MULTI-UTILITIES-2.21%
DTE Energy Co.                                             20,700        959,859
NiSource Inc.                                              64,700      1,539,860
TECO Energy, Inc.                                          71,400      1,210,944
--------------------------------------------------------------------------------
                                                                       3,710,663
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-0.96%
Kinder Morgan Management, LLC                              32,434      1,605,468
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-1.36%
Tyson Foods, Inc. -Class A                                128,600      2,282,650
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-0.37%
Entegris Inc.                                              57,600        618,048
================================================================================
  TOTAL SECURITIES SOLD SHORT
    (Total Proceeds $40,589,453)                                    $ 44,087,717
================================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) All or a portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral was segregated by the Fund was $49,038,273, which represents 111.23% of the value of securities sold short.
(b)  Non-income producing security.
(c) The mutual fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities I Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Opportunities I Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund's security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

          The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Opportunities I Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                  CHANGE IN
                                                                 UNREALIZED
                         VALUE    PURCHASES AT  PROCEEDS FROM   APPRECIATION      VALUE    DIVIDEND   REALIZED
FUND                   10/31/06       COST          SALES      (DEPRECIATION)   01/31/07    INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio -
  Institutional
  Class               $4,336,288   $4,963,977   $ (8,538,459)        $--       $  761,806   $49,418      $--
----------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional
  Class                4,336,288    4,963,977     (8,538,459)         --          761,806    49,139       --
================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATES          $8,672,576   $9,927,954   $(17,076,918)        $--       $1,523,612   $98,557      $--
================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $32,618,125 and $39,556,821, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                            $32,056,173
------------------------------------------------------------------------------
  Securities sold short                                              2,084,217
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                             (4,744,131)
------------------------------------------------------------------------------
  Securities sold short                                             (5,582,481)
==============================================================================
Net unrealized appreciation of
  investment securities                                            $23,813,778
==============================================================================
Cost of investments for tax purposes is $189,921,869.

Proceeds from securities sold short are the same for tax and financial statement purposes.


NOTE 4 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Special Opportunities Funds unanimously approved, on November 8, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities I Fund ("Selling Fund") would transfer all of its assets to AIM Small Cap Equity Fund ("Buying Fund"), a series of AIM Funds Group. Upon closing of the Agreement, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund's shareholders. Selling Fund will submit the Agreement to shareholders for their consideration at a meeting to be held on or about April 12, 2007. If approved by Selling Fund's shareholders, the Agreement is expected to be consummated shortly thereafter.

                            AIM OPPORTUNITIES II FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   OPP2-QTR-1 1/07   A I M Advisors, Inc.

AIM Opportunities II Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-119.19%
AEROSPACE & DEFENSE-2.83%
General Dynamics Corp.                                   14,800   $    1,156,620
Lockheed Martin Corp.                                    12,642        1,228,676
                                                                  --------------
                                                                       2,385,296
                                                                  --------------
AIRLINES-0.73%
AMR Corp. (a)                                             6,974          258,387
Continental Airlines, Inc.-Class B (a)                    8,554          354,905
                                                                  --------------
                                                                         613,292
                                                                  --------------
APPAREL RETAIL-4.79%
Abercrombie & Fitch Co. -Class A                          6,630          527,350
American Eagle Outfitters, Inc. (b)                      46,513        1,506,091
Cato Corp. (The) -Class A (b)                            17,731          400,189
Charlotte Russe Holding Inc. (a)                         28,810          880,146
Gymboree Corp. (The) (a)(b)                              13,473          583,246
Men's Wearhouse, Inc. (The)                               3,427          147,155
                                                                  --------------
                                                                       4,044,177
                                                                  --------------
APPLICATION SOFTWARE-1.86%
Blackbaud, Inc.                                          17,877          428,512
FactSet Research Systems Inc.                            12,113          703,523
Mentor Graphics Corp. (a)                                23,664          440,150
                                                                  --------------
                                                                       1,572,185
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.35%
Patriot Capital Funding Inc.                              3,694           53,009
U.S. Global Investors, Inc. -Class A (a)                  5,651          245,197
                                                                  --------------
                                                                         298,206
                                                                  --------------
AUTOMOTIVE RETAIL-0.28%
Asbury Automotive Group Inc.                              9,507          232,541
                                                                  --------------
BUILDING PRODUCTS-0.68%
Ameron International Corp.                                2,363          190,623
Simpson Manufacturing Co., Inc.                          11,728          383,623
                                                                  --------------
                                                                         574,246
                                                                  --------------
CASINOS & GAMING-0.92%
Churchill Downs Inc.                                     18,673          780,345
                                                                  --------------
CATALOG RETAIL-1.96%
Blair Corp. (b)                                          39,377        1,652,259
                                                                  --------------
COMMERCIAL PRINTING-1.79%
Consolidated Graphics, Inc. (a)                           2,123          131,626
Ennis Inc.                                               54,668        1,377,087
                                                                  --------------
                                                                       1,508,713
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMODITY CHEMICALS-2.86%
Celanese Corp. -Series A                                  8,833   $      231,866
Lyondell Chemical Co.                                    41,558        1,314,064
Westlake Chemical Corp.                                  26,105          866,164
                                                                  --------------
                                                                       2,412,094
                                                                  --------------
COMMUNICATIONS EQUIPMENT-1.49%
Cisco Systems, Inc. (a)                                   7,737          205,727
EMS Technologies, Inc. (a)                               19,841          411,106
Polycom, Inc. (a)                                         6,673          224,346
Radyne Corp. (a)                                         15,481          161,931
UTStarcom, Inc. (a)                                      29,149          257,386
                                                                  --------------
                                                                       1,260,496
                                                                  --------------
COMPUTER HARDWARE-0.83%
Apple, Inc. (a)                                           2,337          200,351
Hewlett-Packard Co.                                      11,495          497,504
                                                                  --------------
                                                                         697,855
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-1.04%
Komag, Inc. (a)                                          11,762          401,320
Lexmark International, Inc. -Class A (a)                  7,537          475,057
                                                                  --------------
                                                                         876,377
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-5.19%
Caterpillar Inc.                                          5,162          330,729
Cummins Inc. (b)                                         14,510        1,952,466
Freightcar America Inc.                                   5,874          341,338
PACCAR Inc.                                              16,761        1,120,808
Wabtec Corp.                                             19,837          635,181
                                                                  --------------
                                                                       4,380,522
                                                                  --------------
CONSUMER ELECTRONICS-0.62%
Garmin Ltd.                                              10,460          525,301
                                                                  --------------
CONSUMER FINANCE-0.64%
AmeriCredit Corp. (a)                                     6,682          181,349
Rewards Network Inc. (a)                                 55,664          362,373
                                                                  --------------
                                                                         543,722
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.72%
Paychex, Inc.                                            57,335        2,293,973
                                                                  --------------
DEPARTMENT STORES-2.38%
J.C. Penney Co., Inc.                                     3,787          307,656
Kohl's Corp. (a)                                         16,249        1,152,216

AIM Opportunities II Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
DEPARTMENT STORES-(CONTINUED)
Nordstrom, Inc.                                           9,797   $      545,791
                                                                  --------------
                                                                       2,005,663
                                                                  --------------
DIVERSIFIED CHEMICALS-1.55%
Dow Chemical Co. (The)                                   21,109          876,868
Eastman Chemical Co. (b)                                  7,332          429,362
                                                                  --------------
                                                                       1,306,230
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-1.61%
AMREP Corp.                                              11,102        1,134,069
First Consulting Group, Inc. (a)                         17,206          220,753
                                                                  --------------
                                                                       1,354,822
                                                                  --------------
ELECTRIC UTILITIES-1.99%
Allegheny Energy, Inc. (a)(b)                            12,157          565,544
FirstEnergy Corp.                                        18,706        1,109,827
                                                                  --------------
                                                                       1,675,371
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.51%
Cooper Industries, Ltd. -Class A                          4,751          434,194
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.23%
Central Parking Corp.                                     9,796          195,136
                                                                  --------------
GAS UTILITIES-2.06%
Energen Corp.                                            21,745        1,006,358
Questar Corp.                                             9,013          731,856
                                                                  --------------
                                                                       1,738,214
                                                                  --------------
HEALTH CARE EQUIPMENT-6.06%
Biosite Inc. (a)                                          4,853          261,480
Cutera, Inc. (a)                                          9,158          261,461
Hillenbrand Industries, Inc.                             12,963          739,021
IDEXX Laboratories, Inc. (a)(b)                           3,142          269,615
Mentor Corp.                                             33,040        1,684,709
Meridian Bioscience, Inc.                                 8,089          239,839
Neurometrix Inc. (a)                                     12,607          167,673
Palomar Medical Technologies, Inc. (a)(b)                 5,986          297,863
SurModics, Inc. (a)                                      19,808          712,296
Zoll Medical Corp. (a)                                    7,682          481,815
                                                                  --------------
                                                                       5,115,772
                                                                  --------------
HEALTH CARE SERVICES-1.66%
Laboratory Corp. of America Holdings (a)(b)              19,072        1,400,648
                                                                  --------------
HOME FURNISHINGS-1.06%
Tempur-Pedic International Inc. (a)                      37,657          896,237
                                                                  --------------
HOMEFURNISHING RETAIL-0.10%
Haverty Furniture Cos., Inc.                              5,356           82,000
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
HOTELS, RESORTS & CRUISE LINES-2.72%
Ambassadors Group, Inc.                                  38,972   $    1,092,385
Ambassadors International, Inc.                          16,667          723,848
Red Lion Hotels Corp. (a)                                40,000          481,200
                                                                  --------------
                                                                       2,297,433
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.37%
National Presto Industries, Inc.                          4,959          311,425
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.02%
TXU Corp.                                                15,948          862,468
                                                                  --------------
INDUSTRIAL MACHINERY-4.63%
Graco Inc.                                                9,469          386,051
Ingersoll-Rand Co. Ltd. -Class A                         40,677        1,744,230
Kennametal Inc.                                           4,444          274,639
Mueller Industries, Inc.                                 11,336          369,214
Nordson Corp.                                            11,426          590,953
Timken Co. (The)                                         19,022          544,219
                                                                  --------------
                                                                       3,909,306
                                                                  --------------
INTEGRATED OIL & GAS-3.50%
Exxon Mobil Corp.                                        12,575          931,807
NGP Capital Resources Co.                               125,933        2,018,706
                                                                  --------------
                                                                       2,950,513
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.98%
Alaska Communications Systems Group Inc.                 35,894          580,047
CenturyTel, Inc. (b)                                     27,660        1,240,274
Cincinnati Bell Inc. (a)                                 34,293          166,664
CT Communications, Inc.                                  21,664          529,252
                                                                  --------------
                                                                       2,516,237
                                                                  --------------
INTERNET RETAIL-1.53%
Blue Nile, Inc. (a)                                      14,924          552,337
Expedia, Inc. (a)                                        22,140          474,903
FTD Group, Inc. (a)                                      14,468          267,080
                                                                  --------------
                                                                       1,294,320
                                                                  --------------
INTERNET SOFTWARE & SERVICES-1.17%
Akamai Technologies, Inc. (a)                             3,390          190,450
RealNetworks, Inc. (a)                                   27,803          296,658
United Online, Inc.                                      35,341          496,188
                                                                  --------------
                                                                         983,296
                                                                  --------------
IT CONSULTING & OTHER SERVICES-1.63%
Accenture Ltd. -Class A                                  29,174        1,101,318
Covansys Corp. (a)                                       12,217          275,738
                                                                  --------------
                                                                       1,377,056
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-0.48%
Pharmanet Development Group, Inc. (a)                    20,465          406,230
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities II Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MANAGED HEALTH CARE-3.39%
AMERIGROUP Corp. (a)                                      8,747   $      317,166
Humana Inc. (a)                                           2,079          115,385
Molina Healthcare Inc. (a)(b)                            12,072          372,180
Sierra Health Services, Inc. (a)                         13,199          530,600
UnitedHealth Group Inc.                                  22,571        1,179,560
WellCare Health Plans Inc. (a)(b)                         4,465          345,948
                                                                  --------------
                                                                       2,860,839
                                                                  --------------
MARINE-2.04%
American Commercial Lines Inc. (a)                        7,228          509,140
Overseas Shipholding Group, Inc. (b)                     19,485        1,210,603
                                                                  --------------
                                                                       1,719,743
                                                                  --------------
MULTI-UTILITIES-3.35%
Alliant Energy Corp. (b)                                 37,259        1,354,365
OGE Energy Corp.                                         38,105        1,475,425
                                                                  --------------
                                                                       2,829,790
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-2.06%
Tidewater Inc.                                           26,079        1,344,894
Trico Marine Services, Inc. (a)                          11,995          390,197
                                                                  --------------
                                                                       1,735,091
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-1.91%
Arena Resources, Inc. (a)                                23,077          983,311
Swift Energy Co. (a)                                      3,664          162,462
VAALCO Energy, Inc. (a)                                  72,089          469,299
                                                                  --------------
                                                                       1,615,072
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.30%
Holly Corp.                                               4,867          256,442
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-1.87%
Copano Energy LLC                                        12,143          778,852
Magellan Midstream Partners, L.P.                         3,497          146,209
OMI Corp.                                                22,868          504,468
Tsakos Energy Navigation Ltd. (Bermuda)                   3,363          152,546
                                                                  --------------
                                                                       1,582,075
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.19%
JPMorgan Chase & Co.                                      3,124          159,105
                                                                  --------------
PACKAGED FOODS & MEATS-1.63%
Imperial Sugar Co.                                       12,980          404,327
Seaboard Corp.                                              503          969,281
                                                                  --------------
                                                                       1,373,608
                                                                  --------------
PHARMACEUTICALS-0.93%
Bradley Pharmaceuticals, Inc. (a)                        14,074          283,028
Merck & Co. Inc.                                         11,240          502,990
                                                                  --------------
                                                                         786,018
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
PROPERTY & CASUALTY INSURANCE-7.53%
Ambac Financial Group, Inc. (b)                           7,299   $      643,042
FPIC Insurance Group, Inc. (a)                            1,071           47,006
Harleysville Group Inc. (b)                              23,758          807,772
Meadowbrook Insurance Group, Inc. (a)                    44,686          448,647
Mercer Insurance Group, Inc.                             31,764          578,105
Safety Insurance Group, Inc. (b)                         56,332        2,751,255
United America Indemnity, Ltd.- Class A (a)               4,371          105,429
Zenith National Insurance Corp.                          21,215          969,525
                                                                  --------------
                                                                       6,350,781
                                                                  --------------
PUBLISHING-1.32%
Idearc Inc. (a)                                             373           12,093
McGraw-Hill Cos., Inc. (The) (b)                         16,405        1,100,447
                                                                  --------------
                                                                       1,112,540
                                                                  --------------
REINSURANCE-1.67%
IPC Holdings, Ltd.                                       47,839        1,408,859
                                                                  --------------
RESTAURANTS-0.40%
Papa John's International, Inc. (a)                      12,178          336,356
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.85%
Lam Research Corp. (a)                                   11,076          507,391
MEMC Electronic Materials, Inc. (a)                       4,077          213,635
                                                                  --------------
                                                                         721,026
                                                                  --------------
SEMICONDUCTORS-0.26%
National Semiconductor Corp. (b)                          9,426          218,023
                                                                  --------------
SPECIALIZED FINANCE-1.54%
Medallion Financial Corp.                                16,319          184,242
Moody's Corp. (b)                                        15,647        1,119,699
                                                                  --------------
                                                                       1,303,941
                                                                  --------------
STEEL-5.13%
Chaparral Steel Co.                                       5,402          277,015
Commercial Metals Co.                                    36,610          992,497
Great Northern Iron Ore Properties (b)                   11,080        1,332,370
Mesabi Trust                                             68,100        1,724,973
                                                                  --------------
                                                                       4,326,855
                                                                  --------------
SYSTEMS SOFTWARE-0.42%
BMC Software, Inc. (a)                                   10,421          358,378
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-8.70%
Beverly Hills Bancorp Inc.                               12,356           96,995
Corus Bankshares, Inc. (b)                               92,644        1,973,317
Downey Financial Corp.                                    6,008          429,812
FirstFed Financial Corp. (a)                             31,865        2,197,092
IndyMac Bancorp, Inc.                                     4,843          188,344
Parkvale Financial Corp.                                  6,974          209,638
PMI Group, Inc. (The)                                    30,658        1,466,066
Triad Guaranty Inc. (a)                                  15,075          776,363
                                                                  --------------
                                                                       7,337,627
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities II Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
TOBACCO-0.80%
Reynolds American Inc.                                   10,407   $      671,252
                                                                  --------------
TRUCKING-1.95%
Con-way Inc.                                             33,059        1,644,355
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.13%
USA Mobility, Inc.                                        5,296          107,509
                                                                  --------------
      Total Common Stocks & Other Equity Interests
         (Cost $88,786,090)                                          100,579,456
                                                                  --------------
MONEY MARKET FUNDS-6.78%
Liquid Assets Portfolio -Institutional Class (c)      2,858,351        2,858,351
Premier Portfolio -Institutional Class (c)            2,858,351        2,858,351
                                                                  --------------
      Total Money Market Funds
         (Cost $5,716,702)                                             5,716,702
                                                                  --------------
TOTAL INVESTMENTS-125.97%
   (Cost $94,502,792)                                                106,296,158
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(25.97)%                               (21,912,461)
                                                                  --------------
NET ASSETS-100.00%                                                $   84,383,697
                                                                  ==============

SECURITIES SOLD SHORT

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS-20.05%
BIOTECHNOLOGY-0.44%
CV Therapeutics, Inc.                                    27,300   $      368,277
                                                                  --------------
CONSTRUCTION & ENGINEERING-2.15%
Fluor Corp.                                              22,000        1,817,200
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.47%
First Advantage Corp. -Class A                           17,500          395,500
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.39%
Cogent Inc.                                              30,900          325,995
                                                                  --------------
HEALTH CARE FACILITIES-1.65%
Tenet Healthcare Corp.                                  197,400        1,393,644
                                                                  --------------
HEALTH CARE SERVICES-0.52%
DaVita, Inc.                                              8,100          442,260
                                                                  --------------
HOMEBUILDING-4.19%
Lennar Corp. -Class A                                    21,900        1,190,922
Levitt Corp. -Class A                                    84,100        1,190,856
M/I Homes, Inc.                                          32,000        1,154,560
                                                                  --------------
                                                                       3,536,338
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.22%
Stifel Financial Corp.                                   38,800        1,869,384
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
IT CONSULTING & OTHER SERVICES-3.08%
SRA International, Inc. -Class A                         24,200   $      612,260
Unisys Corp.                                            230,900        1,990,358
                                                                  --------------
                                                                       2,602,618
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-1.24%
Kinder Morgan Management, LLC                            21,139        1,046,375
                                                                  --------------
PUBLISHING-0.90%
Dow Jones & Co., Inc.                                    20,100          757,971
                                                                  --------------
REGIONAL BANKS-2.12%
Signature Bank                                           54,100        1,791,251
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.59%
Entegris Inc.                                            46,200          495,726
                                                                  --------------
SPECIALIZED REIT'S-0.09%
Potlatch Corp.                                            1,580           74,592
                                                                  --------------
      TOTAL SECURITIES SOLD SHORT
         (Proceeds $15,228,095)                                   $   16,917,131
                                                                  ==============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral was segregated by the Fund was $19,671,222, which represents 116.28% of the value of securities sold short.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities II Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Opportunities II Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund's security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

          The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

AIM Opportunities II Fund

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED                             REALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                       10/31/06        COST           SALES       (DEPRECIATION)    01/31/07     INCOME     (LOSS)
----                     -----------   ------------   -------------   --------------   ----------   --------   -------
Liquid Assets
   Portfolio -
   Institutional Class     $ 86,941     $ 7,139,263    $(4,367,853)         $--        $2,858,351    $30,161     $--
Premier Portfolio-
   Institutional Class       86,941       7,139,263     (4,367,853)          --         2,858,351     29,977      --
                           --------     -----------    -----------          ---        ----------    -------     ---
TOTAL INVESTMENTS IN
   AFFILIATES              $173,882     $14,278,526    $(8,735,706)         $--        $5,716,702    $60,138     $--
                           ========     ===========    ===========          ===        ==========    =======     ===

AIM Opportunities II Fund

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $1,030,214 and $9,652,751, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
   Investment securities                               $13,347,476
   Securities sold short                                   459,970
Aggregate unrealized (depreciation) of:
   Investment securities                                (1,604,479)
   Securities sold short                                (2,211,145)
                                                       -----------
Net unrealized appreciation of investment securities   $ 9,991,822
                                                       ===========

Cost of investments for tax purposes is $94,553,161.

Proceeds from securities sold short for tax purposes are $15,165,956.

NOTE 4 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Special Opportunities Funds unanimously approved, on November 8, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities II Fund ("Selling Fund") would transfer all of its assets to AIM Select Equity Fund ("Buying Fund"), a series of AIM Funds Group. Upon closing of the Agreement, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund's shareholders. Selling Fund will submit the Agreement to shareholders for their consideration at a meeting to be held on or about April 12, 2007. If approved by Selling Fund's shareholders, the Agreement is expected to be consummated shortly thereafter.

                           AIM OPPORTUNITIES III FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   OPP3-QTR-1 1/07   A I M Advisors, Inc.

AIM Opportunities III Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES         VALUE
                                                     ----------   --------------
COMMON STOCKS-120.03%
ADVERTISING-0.27%
Omnicom Group Inc.                                        1,486   $      156,327
                                                                  --------------
AEROSPACE & DEFENSE-4.86%
General Dynamics Corp. (a)                               21,638        1,691,010
Lockheed Martin Corp.                                    11,903        1,156,852
                                                                  --------------
                                                                       2,847,862
                                                                  --------------
AIRLINES-0.20%
Continental Airlines, Inc.-Class B (b)                    2,853          118,371
                                                                  --------------
APPAREL RETAIL-1.60%
American Eagle Outfitters, Inc.                           6,328          204,901
Buckle, Inc. (The)                                        1,962           65,884
Cato Corp. (The) -Class A                                10,400          234,728
Charlotte Russe Holding Inc. (b)                          5,750          175,663
Gymboree Corp. (The) (b)                                  5,912          255,930
                                                                  --------------
                                                                         937,106
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.95%
Kellwood Co.                                              5,559          182,335
Phillips-Van Heusen Corp.                                 6,765          373,090
                                                                  --------------
                                                                         555,425
                                                                  --------------
APPLICATION SOFTWARE-0.76%
FactSet Research Systems Inc.                             5,246          304,688
Mentor Graphics Corp. (b)                                 7,591          141,192
                                                                  --------------
                                                                         445,880
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.20%
MCG Capital Corp.                                        35,589          703,595
                                                                  --------------
AUTOMOBILE MANUFACTURERS-0.11%
General Motors Corp.                                      1,910           62,724
                                                                  --------------
AUTOMOTIVE RETAIL-0.40%
Asbury Automotive Group Inc.                              9,596          234,718
                                                                  --------------
BROADCASTING & CABLE TV-0.89%
Comcast Corp. -Class A (b)                               11,743          520,450
                                                                  --------------
CATALOG RETAIL-1.22%
Blair Corp. (a)                                          17,093          717,222
                                                                  --------------
COMMODITY CHEMICALS-0.98%
Lyondell Chemical Co.                                    10,548          333,528
Westlake Chemical Corp.                                   7,296          242,081
                                                                  --------------
                                                                         575,609
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMUNICATIONS EQUIPMENT-2.68%
Cisco Systems, Inc. (b)                                  34,846   $      926,555
Corning Inc. (b)                                          6,529          136,064
EMS Technologies, Inc. (b)                               20,956          434,208
QUALCOMM Inc.                                             2,028           76,375
                                                                  --------------
                                                                       1,573,202
                                                                  --------------
COMPUTER HARDWARE-4.34%
Apple, Inc. (a)(b)                                        6,343          543,785
Hewlett-Packard Co.                                      20,721          896,805
International Business Machines Corp.                    11,094        1,099,970
                                                                  --------------
                                                                       2,540,560
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-0.81%
Komag, Inc. (b)                                           3,516          119,966
Lexmark International, Inc. -Class A (b)                  5,631          354,922
                                                                  --------------
                                                                         474,888
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.96%
Caterpillar Inc.                                          8,492          544,083
Cummins Inc.                                              4,395          591,391
Freightcar America Inc.                                   1,627           94,545
PACCAR Inc.                                               7,522          502,996
                                                                  --------------
                                                                       1,733,015
                                                                  --------------
CONSUMER ELECTRONICS-0.09%
Garmin Ltd.                                               1,032           51,827
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.50%
CSG Systems International, Inc. (b)                       4,597          115,293
Paychex, Inc.                                            19,126          765,231
                                                                  --------------
                                                                         880,524
                                                                  --------------
DEPARTMENT STORES-1.84%
J.C. Penney Co., Inc.                                     4,152          337,309
Kohl's Corp. (a)(b)                                      10,421          738,953
                                                                  --------------
                                                                       1,076,262
                                                                  --------------
DIVERSIFIED BANKS-0.18%
Wells Fargo & Co.                                         2,954          106,108
                                                                  --------------
DIVERSIFIED CHEMICALS-1.20%
Dow Chemical Co. (The)                                   16,902          702,109
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.41%
AMREP Corp.                                               2,340          239,031
                                                                  --------------
DRUG RETAIL-0.60%
Walgreen Co.                                              7,759          351,483
                                                                  --------------

AIM Opportunities III Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
EDUCATION SERVICES-0.59%
ITT Educational Services, Inc. (b)                        4,482   $      347,803
                                                                  --------------
ELECTRIC UTILITIES-3.83%
Allegheny Energy, Inc. (b)                                4,100          190,732
Cleco Corp.                                               2,069           52,842
FirstEnergy Corp. (a)                                    33,759        2,002,922
                                                                  --------------
                                                                       2,246,496
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.24%
Emerson Electric Co.                                      3,124          140,486
                                                                  --------------
FOOTWEAR-1.17%
NIKE, Inc. -Class B                                       6,913          683,074
                                                                  --------------
GAS UTILITIES-0.74%
Energen Corp.                                             9,408          435,402
                                                                  --------------
HEALTH CARE EQUIPMENT-3.05%
Baxter International Inc.                                 7,436          369,272
Becton, Dickinson and Co. (a)                             2,587          199,044
Biosite Inc. (b)                                          2,576          138,795
Mentor Corp.                                              6,546          333,780
Palomar Medical Technologies, Inc. (b)                    2,396          119,225
SurModics, Inc. (b)                                       6,738          242,298
Zoll Medical Corp. (b)                                    6,157          386,167
                                                                  --------------
                                                                       1,788,581
                                                                  --------------
HEALTH CARE SUPPLIES-0.24%
ICU Medical, Inc. (b)                                     1,185           46,748
Immucor, Inc. (b)                                         2,952           93,106
                                                                  --------------
                                                                         139,854
                                                                  --------------
HOME FURNISHINGS-0.43%
Tempur-Pedic International Inc. (b)                      10,553          251,161
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-0.99%
Ambassadors Group, Inc.                                  10,616          297,566
Ambassadors International, Inc.                           6,488          281,774
                                                                  --------------
                                                                         579,340
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.14%
Blyth, Inc.                                               3,899           81,060
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-0.56%
Wal-Mart Stores, Inc.                                     6,826          325,532
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.99%
TXU Corp. (a)                                            10,759          581,847
                                                                  --------------
INDUSTRIAL CONGLOMERATES-3.98%
3M Co.                                                   18,511        1,375,367
General Electric Co.                                     18,682          673,486
Tyco International Ltd.                                   8,889          283,382
                                                                  --------------
                                                                       2,332,235
                                                                  --------------
INDUSTRIAL MACHINERY-2.60%
Eaton Corp.                                               4,787          375,061

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIAL MACHINERY-(CONTINUED)
Gardner Denver Inc. (b)                                   3,658   $      141,016
Illinois Tool Works Inc.                                 11,693          596,226
Ingersoll-Rand Co. Ltd. -Class A                          5,804          248,876
Mueller Industries, Inc.                                  4,954          161,352
                                                                  --------------
                                                                       1,522,531
                                                                  --------------
INTEGRATED OIL & GAS-7.84%
Chevron Corp.                                            13,305          969,668
ConocoPhillips                                            4,662          309,604
Exxon Mobil Corp.                                        27,992        2,074,207
Marathon Oil Corp.                                        3,273          295,683
NGP Capital Resources Co.                                30,713          492,329
Occidental Petroleum Corp.                                9,793          454,004
                                                                  --------------
                                                                       4,595,495
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.55%
Alaska Communications Systems Group Inc.                 14,915          241,027
Atlantic Tele-Network, Inc.                               6,227          187,059
CenturyTel, Inc. (a)                                      7,886          353,608
Verizon Communications Inc.                              18,458          711,002
                                                                  --------------
                                                                       1,492,696
                                                                  --------------
INTERNET RETAIL-0.29%
Blue Nile, Inc. (b)                                       2,778          102,814
FTD Group, Inc. (b)                                       3,508           64,757
                                                                  --------------
                                                                         167,571
                                                                  --------------
INTERNET SOFTWARE & SERVICES-1.15%
eBay Inc. (a)(b)                                          7,753          251,120
Google Inc. -Class A (b)                                    571          286,242
RealNetworks, Inc. (b)                                   12,941          138,080
                                                                  --------------
                                                                         675,442
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-3.90%
Goldman Sachs Group, Inc. (The)                           3,552          753,592
Lehman Brothers Holdings Inc.                             9,461          778,073
Merrill Lynch & Co., Inc.                                 2,268          212,194
Morgan Stanley                                            6,559          543,020
                                                                  --------------
                                                                       2,286,879
                                                                  --------------
IT CONSULTING & OTHER SERVICES-0.74%
Accenture Ltd. -Class A                                  11,475          433,181
                                                                  --------------
LIFE & HEALTH INSURANCE-1.46%
Prudential Financial, Inc.                                9,623          857,698
                                                                  --------------
MANAGED HEALTH CARE-3.04%
Aetna Inc.                                                9,096          383,487
UnitedHealth Group Inc.                                  26,748        1,397,851
                                                                  --------------
                                                                       1,781,338
                                                                  --------------
MARINE-0.71%
Overseas Shipholding Group, Inc.                          6,669          414,345
                                                                  --------------
MOTORCYCLE MANUFACTURERS-0.67%
Harley-Davidson, Inc.                                     5,747          392,348
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities III Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MOVIES & ENTERTAINMENT-0.73%
Walt Disney Co. (The)                                    12,202   $      429,144
                                                                  --------------
MULTI-UTILITIES-1.80%
Alliant Energy Corp.                                      5,973          217,119
OGE Energy Corp.                                         16,756          648,792
PG&E Corp.                                                4,052          189,147
                                                                  --------------
                                                                       1,055,058
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-0.51%
Schlumberger Ltd.                                         2,140          135,869
Tidewater Inc.                                            3,153          162,600
                                                                  --------------
                                                                         298,469
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-0.34%
Arena Resources, Inc. (b)                                 4,686          199,670
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-0.37%
Copano Energy LLC                                         3,386          217,178
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-7.14%
Bank of America Corp.                                    40,194        2,113,400
Citigroup Inc. (a)                                       13,643          752,139
JPMorgan Chase & Co.                                     25,862        1,317,152
                                                                  --------------
                                                                       4,182,691
                                                                  --------------
PACKAGED FOODS & MEATS-0.85%
Imperial Sugar Co.                                        3,972          123,728
Sara Lee Corp.                                            7,155          122,708
Seaboard Corp.                                              130          250,510
                                                                  --------------
                                                                         496,946
                                                                  --------------
PERSONAL PRODUCTS-0.19%
NBTY, Inc. (b)                                            2,196          113,863
                                                                  --------------
PHARMACEUTICALS-7.31%
Abbott Laboratories                                       8,232          436,296
Bradley Pharmaceuticals, Inc. (b)                         4,708           94,678
Forest Laboratories, Inc. (b)                             4,626          259,565
Johnson & Johnson                                        28,743        1,920,032
Merck & Co. Inc.                                         27,911        1,249,017
Wyeth (a)                                                 6,487          320,523
                                                                  --------------
                                                                       4,280,111
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-2.60%
FPIC Insurance Group, Inc. (b)                              652           28,616
Harleysville Group Inc.                                   6,448          219,232
Mercer Insurance Group, Inc. (a)                         11,591          210,956
Safety Insurance Group, Inc. (a)                         15,086          736,800
St. Paul Travelers Cos., Inc. (The)                       3,528          179,399
Zenith National Insurance Corp.                           3,205          146,469
                                                                  --------------
                                                                       1,521,472
                                                                  --------------
PUBLISHING-3.04%
McGraw-Hill Cos., Inc. (The) (a)                         26,548        1,780,840
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
REINSURANCE-0.70%
IPC Holdings, Ltd.                                       13,988   $      411,947
                                                                  --------------
RESTAURANTS-1.34%
McDonald's Corp.                                         17,684          784,285
                                                                  --------------
SEMICONDUCTORS-1.22%
Intel Corp.                                              18,099          379,355
Texas Instruments Inc.                                   10,783          336,322
                                                                  --------------
                                                                         715,677
                                                                  --------------
SOFT DRINKS-2.57%
Coca-Cola Co. (The) (a)                                  23,370        1,118,955
PepsiCo, Inc.                                             5,907          385,373
                                                                  --------------
                                                                       1,504,328
                                                                  --------------
SPECIALIZED FINANCE-3.84%
CIT Group, Inc. (a)                                       7,214          425,337
Medallion Financial Corp.                                 4,757           53,707
Moody's Corp. (a)                                        24,775        1,772,899
                                                                  --------------
                                                                       2,251,943
                                                                  --------------
SPECIALTY STORES-0.14%
Books-A-Million, Inc.                                     4,435           84,708
                                                                  --------------
STEEL-1.58%
Commercial Metals Co.                                     4,492          121,778
Great Northern Iron Ore Properties                        2,479          298,100
Mesabi Trust                                             19,978          506,043
                                                                  --------------
                                                                         925,921
                                                                  --------------
SYSTEMS SOFTWARE-3.42%
Microsoft Corp. (a)                                      52,460        1,618,916
Oracle Corp. (b)                                         22,264          382,050
                                                                  --------------
                                                                       2,000,966
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-5.49%
Beverly Hills Bancorp Inc.                               25,015          196,368
Corus Bankshares, Inc.                                   25,958          552,905
Countrywide Financial Corp.                               9,126          396,799
Downey Financial Corp.                                    7,445          532,615
FirstFed Financial Corp. (b)                             11,582          798,579
Parkvale Financial Corp.                                  3,732          112,184
Triad Guaranty Inc. (b)                                  12,174          626,961
                                                                  --------------
                                                                       3,216,411
                                                                  --------------
TOBACCO-2.11%
Altria Group, Inc.                                        8,824          771,129
Reynolds American Inc.                                    7,186          463,497
                                                                  --------------
                                                                       1,234,626
                                                                  --------------
TRUCKING-0.79%
Con-way Inc.                                              9,332          464,174
                                                                  --------------
      Total Common Stocks
         (Cost $60,274,679)                                           70,327,121
                                                                  --------------
MONEY MARKET FUNDS-6.49%
Liquid Assets Portfolio -Institutional Class (c)      1,900,061        1,900,061

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities III Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
Premier Portfolio -Institutional Class (c)            1,900,061   $    1,900,061
                                                                  --------------
      Total Money Market Funds
         (Cost $3,800,122)                                             3,800,122
                                                                  --------------
TOTAL INVESTMENTS-126.52%
   (Cost $64,074,801)                                                 74,127,243
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(26.52)%                               (15,537,932)
                                                                  --------------
NET ASSETS-100.00%                                                $   58,589,311
                                                                  ==============

SECURITIES SOLD SHORT

                                                       SHARES
                                                     ----------
COMMON STOCKS-18.81%
AEROSPACE & DEFENSE-1.45%
BE Aerospace, Inc.                                        2,600           77,428
DRS Technologies, Inc.                                    9,000          498,600
Hexcel Corp.                                             14,300          275,132
                                                                  --------------
                                                                         851,160
                                                                  --------------
APPLICATION SOFTWARE-0.17%
Opsware, Inc.                                            12,200           97,600
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.31%
Lear Corp.                                                5,400          182,844
                                                                  --------------
AUTOMOTIVE RETAIL-0.55%
Lithia Motors, Inc.-Class A                              11,300          324,762
                                                                  --------------
BIOTECHNOLOGY-0.44%
Arena Pharmaceuticals, Inc.                               6,100           77,897
CV Therapeutics, Inc.                                     5,700           76,893
Vertex Pharmaceuticals Inc.                               3,000          106,050
                                                                  --------------
                                                                         260,840
                                                                  --------------
BROADCASTING & CABLE TV-0.54%
RCN Corp.                                                10,600          314,714
                                                                  --------------
CONSTRUCTION & ENGINEERING-1.30%
Fluor Corp.                                               9,200          759,920
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.29%
Energy Conversion Devices, Inc.                           4,900          168,805
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.56%
Owens & Minor, Inc.                                       9,800          327,810
                                                                  --------------
HEALTH CARE EQUIPMENT-0.17%
NuVasive, Inc.                                            4,100           99,261
                                                                  --------------
HEALTH CARE FACILITIES-2.56%
Community Health Systems Inc.                            12,400          443,300
Tenet Healthcare Corp.                                   74,700          527,382
Triad Hospitals, Inc.                                    12,500          531,250
                                                                  --------------
                                                                       1,501,932
                                                                  --------------
HEALTH CARE SERVICES-1.00%
DaVita, Inc.                                              7,400          404,040
Omnicare, Inc.                                            4,500          180,855
                                                                  --------------
                                                                         584,895
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
HOMEBUILDING-1.61%
Levitt Corp.-Class A                                     32,500   $      460,200
M/I Homes, Inc.                                          13,400          483,472
                                                                  --------------
                                                                         943,672
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.29%
Tupperware Brands Corp.                                   7,200          167,976
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.28%
CDI Corp.                                                 6,300          163,548
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.13%
Sanders Morris Harris Group Inc.                          6,700           74,303
                                                                  --------------
IT CONSULTING & OTHER SERVICES-0.48%
Unisys Corp.                                             32,300          278,426
                                                                  --------------
LEISURE PRODUCTS-0.49%
MarineMax, Inc.                                          12,000          289,920
                                                                  --------------
MULTI-SECTOR HOLDINGS-0.69%
PICO Holdings, Inc.                                       9,400          404,200
                                                                  --------------
MULTI-UTILITIES-0.12%
Energy East Corp.                                         2,900           69,658
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-2.33%
Inergy, L.P.                                             17,400          537,834
Kinder Morgan Management, LLC                            16,726          827,918
                                                                  --------------
                                                                       1,365,752
                                                                  --------------
REGIONAL BANKS-1.19%
Pennsylvania Commerce Bancorp, Inc.                       2,700           75,060
Signature Bank                                           18,800          622,468
                                                                  --------------
                                                                         697,528
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.60%
Entegris Inc.                                            32,500          348,725
                                                                  --------------
SYSTEMS SOFTWARE-0.72%
Borland Software Corp.                                   46,900          256,074
Phoenix Technologies Ltd.                                26,600          167,314
                                                                  --------------
                                                                         423,388
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.54%
Capital Federal Financial                                 8,100          316,224
                                                                  --------------
      Total Securities Sold Short
         (Proceeds $9,797,982)                                        11,017,863
                                                                  --------------

Notes to Schedule of Investments:

(a) All or a portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral was segregated by the Fund was $12,513,493, which represents 113.57% of the value of securities sold short.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Opportunities III Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Opportunities III Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund's security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

          The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

AIM Opportunities III Fund

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED                             REALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                       10/31/06        COST           SALES       (DEPRECIATION)    01/31/07     INCOME     (LOSS)
----                     -----------   ------------   -------------   --------------   ----------   --------   -------
Liquid Assets
   Portfolio -
   Institutional Class    $  732,591    $4,805,358     $(3,637,888)         $--        $1,900,061    $21,816     $--
Premier Portfolio-
   Institutional Class       732,591     4,805,358      (3,637,888)          --         1,900,061     21,677      --
                          ----------    ----------     -----------          ---        ----------    -------     ---
TOTAL INVESTMENTS
   IN AFFILIATES          $1,465,182    $9,610,716     $(7,275,776)         $--        $3,800,122    $43,493     $--
                          ==========    ==========     ===========          ===        ==========    =======     ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $10,724,362 and $18,282,570, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
   Investment securities                               $10,710,257
   Securities sold short                                    70,488
Aggregate unrealized (depreciation) of:
   Investment securities                                  (659,090)
   Securities sold short                                (1,290,368)
                                                       -----------
Net unrealized appreciation of investment securities   $ 8,831,287
                                                       ===========

Cost of investments for tax purposes is $64,076,076.

Proceeds from securities sold short are the same for tax and financial statement purposes.

AIM Opportunities III Fund

NOTE 4 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Special Opportunities Funds unanimously approved, on November 8, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities III Fund ("Selling Fund") would transfer all of its assets to AIM Select Equity Fund ("Buying Fund"), a series of AIM Funds Group. Upon closing of the Agreement, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund's shareholders. Selling Fund will submit the Agreement to shareholders for their consideration at a meeting to be held on or about April 12, 2007. If approved by Selling Fund's shareholders, the Agreement is expected to be consummated shortly thereafter.

Item 2. Controls and Procedures.

     (a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Special Opportunities
Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 30, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 30, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.